Waxess USA Statements Of Changes In Stockholders' Deficit (USD $)	Common stock	Additional paid in capital USD ($)	Accumulated deficit USD ($)
Balance at Dec. 31, 2008		$ 412	$ (810,470)
Balance (in shares) at Dec. 31, 2008	4,117,960
Conversion of convertible note into common stock, shares	173,836
Conversion of convertible note into common stock, value		503,474
Sale of common stock, shares	78,572
Sale of common stock, value		249,980
Issuance of common stock for service provided, shares	94,799
Issuance of common stock for service provided, value		304,746
Net loss			(1,025,951)
Balance at Dec. 31, 2009		1,058,612	(1,836,421)
Balance (in shares) at Dec. 31, 2009	4,465,167
Sale of common stock, shares	774,557
Sale of common stock, value		1,400,056
Issuance of common stock in lieu of interest, shares	1,704
Issuance of common stock in lieu of interest, value		5,964
Cancelled common stock, shares	(71,430)	(7)
Conversion of debt, including accrued interest, into common stock, shares	764,706
Conversion of debt, including accrued interest, into common stock, value		995,975
Net loss			(4,850,375)
Balance at Dec. 31, 2010		$ 3,460,600	$ (6,686,796)
Balance (in shares) at Dec. 31, 2010	5,934,704